MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.09

Client Name:
Client Project Name:	MFA 2025-NQM1
Start - End Dates:	8/17/2021 - 12/6/2024
Deal Loan Count:	233

Conditions Report 2.0

Loans in Report:	233
Loans with Conditions:	103

2 - Total Active Conditions
2 - Non-Material Conditions
2 - Credit Review Scope
2 - Category: Application
97 - Total Satisfied Conditions

45 - Credit Review Scope
3 - Category: Application
4 - Category: Assets
2 - Category: DTI
11 - Category: Income/Employment
6 - Category: Insurance
12 - Category: Legal Documents
4 - Category: Terms/Guidelines
3 - Category: Title
22 - Property Valuations Review Scope
5 - Category: Appraisal
16 - Category: FEMA
1 - Category: Property
30 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Compliance Manual
4 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
12 - Category: TILA/RESPA Integrated Disclosure
67 - Total Waived Conditions

47 - Credit Review Scope
1 - Category: Application
4 - Category: Assets
21 - Category: Credit/Mtg History
3 - Category: DTI
2 - Category: Income/Employment
12 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
17 - Property Valuations Review Scope
15 - Category: FEMA
2 - Category: Property
3 - Compliance Review Scope
1 - Category: Right of Rescission
2 - Category: State Consumer Protection

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